SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details)	May 09, 2025	May 09, 2025 $ / shares	May 09, 2025	May 09, 2025 $ / shares	Jan. 09, 2025	Jan. 09, 2025 $ / shares	Jan. 09, 2025	Jan. 09, 2025 $ / shares	Dec. 31, 2024	Dec. 31, 2024 $ / shares	Dec. 31, 2024	Dec. 31, 2024 $ / shares	Nov. 08, 2024	Nov. 08, 2024 $ / shares	Nov. 08, 2024	Nov. 08, 2024 $ / shares	Sep. 30, 2024	Sep. 30, 2024 $ / shares	Sep. 30, 2024	Sep. 30, 2024 $ / shares	Apr. 18, 2024	Apr. 18, 2024 $ / shares	Apr. 18, 2024	Apr. 18, 2024 $ / shares
Compensation Warrants [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant		9.52		13.20		32.20		46.17
Compensation Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant			2.61				2.88
Compensation Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Canadian Dollar [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant			2.61				2.88
Compensation Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Expected life	3 years				3 years
Compensation Warrants [Member] | Measurement Input, Expected Term [Member] | Canadian Dollar [Member]
Class of Warrant or Right [Line Items]
Expected life	3 years				3 years
Compensation Warrants [Member] | Measurement Input, Option Volatility [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant			123.9				121.6
Compensation Warrants [Member] | Measurement Input, Option Volatility [Member] | Canadian Dollar [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant			123.9				121.6
Compensation Warrants [Member] | Measurement Input Grant Date Fair Value [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant		7.05		9.78		23.23		33.31
Broker Warrants [Member] | Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant										8.87		12.35		9.49		13.23		14.53		19.71		19.97		27.54
Broker Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant											3.01				3.05				2.90				4.25
Broker Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Canadian Dollar [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant											3.01				3.05				2.90				4.25
Broker Warrants [Member] | Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Expected life									3 years				3 years				3 years				2 years
Broker Warrants [Member] | Measurement Input, Expected Term [Member] | Canadian Dollar [Member]
Class of Warrant or Right [Line Items]
Expected life									3 years				3 years				3 years				2 years
Broker Warrants [Member] | Measurement Input, Option Volatility [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant											100				100				100				100
Broker Warrants [Member] | Measurement Input, Option Volatility [Member] | Canadian Dollar [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant											100				100				100				100
Broker Warrants [Member] | Measurement Input Grant Date Fair Value [Member]
Class of Warrant or Right [Line Items]
Grant date fair value per warrant										5.25		7.32		5.74		8.01		8.51		11.54		10.32		14.12